Investment Securities - Additional Information (Detail) $ in Thousands	3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2016 USD ($) Bond	Sep. 30, 2015	Mar. 31, 2014 USD ($)	Jun. 30, 2013 USD ($)	Sep. 30, 2016 USD ($) Bond	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) Bond		Dec. 31, 2014 USD ($) Bond	Dec. 31, 2013 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Average yields (taxable equivalent) on securities	3.10%	2.43%			3.07%	2.45%	2.48%		2.40%
Market value of securities	$ 15,500				$ 15,500		$ 8,600		$ 8,500
Securities sold under repurchase agreements	12,984				12,984		7,161	[1]	6,012
Other-than-temporary impairment charge										$ 288
Proceeds from the sale of securities					14,582	$ 4,819	13,540		3,810
Company's investment in Federal Home Loan Bank stock	1,500				1,500		2,000		1,900
Company's investment in Federal Reserve Bank stock	$ 565				$ 565		$ 505		$ 382
Municipal Securities
Schedule of Available-for-sale Securities [Line Items]
Bonds with unrealized loss positions | Bond	6				6		17		29
US Government Agencies
Schedule of Available-for-sale Securities [Line Items]
Bonds with unrealized loss positions | Bond	12				12		24		13
US Government Agencies | Scenario, Previously Reported
Schedule of Available-for-sale Securities [Line Items]
Bonds with unrealized loss positions | Bond							5
Certificates of Deposit
Schedule of Available-for-sale Securities [Line Items]
Bonds with unrealized loss positions | Bond									3
Corporate Bonds
Schedule of Available-for-sale Securities [Line Items]
Bonds with unrealized loss positions | Bond							1
Auction Rate Security
Schedule of Available-for-sale Securities [Line Items]
Face amount of security sold				$ 1,200
Percentage of Auction rate securities with provision				50.00%
Proceeds from the sale of securities			$ 912

[1]	Derived from Audited December 31, 2015 Financial Statements